Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
At cost:
Freehold property	558,000	558,000	558,000	137,574
Office equipment	8,399	25,362	25,622	6,317
Motor vehicle	—	220,000	220,000	54,241
Renovation	—	25,054	25,054	6,177
Office furniture and fittings	537	537	537	132
Total	566,936	828,953	829,213	204,441
Accumulated depreciation	(9,178)	(49,586)	(109,856)	(27,085)
Property and equipment	557,758	779,367	719,357	177,356